PROPERTY PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Gross Carrying Amount:
Beginning Balance	$8,415	$3,425
Additions	594	500
Disposals	(143)	(131)
Acquisitions through business combinations (1)	6,141	4,913
Transfers and assets reclassified as held for sale (2)	(223)	(38)
Changes in accounting policy	978	—
Net foreign currency exchange differences	105	(254)
Ending Balance	$15,867	$8,415
Accumulated Depreciation and Impairment
Beginning Balance	$(1,468)	$(895)
Depreciation/depletion/impairment expense (4)	(582)	(720)
Disposals	62	62
Transfers and assets reclassified as held for sale (2)	28	2
Net foreign currency exchange differences	(48)	83
Ending Balance	$(2,008)	$(1,468)
Net Book Value (3)	$13,859	$6,947
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(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.

(3)	Includes right-of-use assets of $1,144 million as at June 30, 2019.

(4)	Includes $63 million of impairment expense for the three and six months ended June 30, 2019 resulting from a write-down of certain vessels related to our investment in Teekay Offshore.